Shareholders' Equity (Details 3) (Stock Option [Member], USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	136,256
Weighted average remaining contractual life (years)	3 years 6 months 11 days
Options exercisable	58,982
Weighted average remaining contractual of options exercisable (years)	3 years 4 days
3.23 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	3.23
Options outstanding	375
Weighted average remaining contractual life (years)	2 years 1 month 21 days
Options exercisable	250
Weighted average remaining contractual of options exercisable (years)	2 years 1 month 21 days
3.40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	3.40
Options outstanding	375
Weighted average remaining contractual life (years)	1 year 11 months 19 days
Options exercisable	375
Weighted average remaining contractual of options exercisable (years)	1 year 11 months 19 days
3.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	3.80
Options outstanding	6,987
Weighted average remaining contractual life (years)	1 year 11 months 19 days
Options exercisable	5,590
Weighted average remaining contractual of options exercisable (years)	1 year 11 months 19 days
3.88 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	3.88
Options outstanding	375
Weighted average remaining contractual life (years)	4 years 10 months 17 days
Options exercisable
Weighted average remaining contractual of options exercisable (years)	0 years
3.88 one [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	3.88
Options outstanding	90,000
Weighted average remaining contractual life (years)	3 years 10 months 6 days
Options exercisable	29,998
Weighted average remaining contractual of options exercisable (years)	3 years 10 months 6 days
4.02 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	4.02
Options outstanding	5,000
Weighted average remaining contractual life (years)	4 years 6 months 18 days
Options exercisable
Weighted average remaining contractual of options exercisable (years)	0 years
6.67 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	6.67
Options outstanding	10,000
Weighted average remaining contractual life (years)	4 years 3 months 11 days
Options exercisable
Weighted average remaining contractual of options exercisable (years)	0 years
6.67 one [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	6.67
Options outstanding	375
Weighted average remaining contractual life (years)	4 years 3 months 11 days
Options exercisable
Weighted average remaining contractual of options exercisable (years)	0 years
8.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	8.00
Options outstanding	5,749
Weighted average remaining contractual life (years)	1 year 3 months
Options exercisable	5,749
Weighted average remaining contractual of options exercisable (years)	1 year 3 months
33.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	33.60
Options outstanding	3,750
Weighted average remaining contractual life (years)	3 years 2 months 27 days
Options exercisable	3,750
Weighted average remaining contractual of options exercisable (years)	3 years 2 months 27 days
50.40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	50.40
Options outstanding	13,170
Weighted average remaining contractual life (years)	2 years 3 months 22 days
Options exercisable	13,170
Weighted average remaining contractual of options exercisable (years)	2 years 3 months 22 days
60.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	60.00
Options outstanding	100
Weighted average remaining contractual life (years)	1 year 2 months 27 days
Options exercisable	100
Weighted average remaining contractual of options exercisable (years)	1 year 2 months 27 days